Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (with sales charge)
Average Annual Return, Percent		4.40%	8.10%	8.37%
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (with sales charge)
Average Annual Return, Percent		9.00%	8.57%	8.36%
Class M
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class M (with sales charge)
Average Annual Return, Percent		6.41%	8.07%	8.08%
Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R
Average Annual Return, Percent		10.49%	9.10%	8.74%
Class R5
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R5
Average Annual Return, Percent		11.05%	9.66%	9.30%
Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
Average Annual Return, Percent		11.16%	9.74%	9.40%
Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Y
Average Annual Return, Percent		11.09%	9.66%	9.29%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A
Average Annual Return, Percent		10.77%	9.39%	9.01%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C
Average Annual Return, Percent		10.00%	8.57%	8.36%
Without Sales Load [Member] | Class M
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class M
Average Annual Return, Percent		10.27%	8.84%	8.47%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		15.68%	15.19%	13.02%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		15.68%	15.19%	13.02%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		15.68%	15.19%	13.02%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		15.68%	15.19%	13.02%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		15.68%	15.19%	13.02%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		15.68%	15.19%	13.02%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		15.68%	15.19%	13.02%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		3.38%	(1.07%)	1.66%
George Putnam Blended Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]	George Putnam Blended Index†
Average Annual Return, Percent	[1]	11.50%	9.18%	9.18%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		16.33%	15.88%	13.66%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		3.38%	(1.07%)	1.66%
George Putnam Blended Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[2]	George Putnam Blended Index†
Average Annual Return, Percent	[2]	11.50%	9.18%	9.18%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		16.33%	15.88%	13.66%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		3.38%	(1.07%)	1.66%
George Putnam Blended Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[3]	George Putnam Blended Index†
Average Annual Return, Percent	[3]	11.50%	9.18%	9.18%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		16.33%	15.88%	13.66%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		3.38%	(1.07%)	1.66%
George Putnam Blended Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[4]	George Putnam Blended Index†
Average Annual Return, Percent	[4]	11.50%	9.18%	9.18%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		16.33%	15.88%	13.66%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		3.38%	(1.07%)	1.66%
George Putnam Blended Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[5]	George Putnam Blended Index†
Average Annual Return, Percent	[5]	11.50%	9.18%	9.18%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		16.33%	15.88%	13.66%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		3.38%	(1.07%)	1.66%
George Putnam Blended Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[6]	George Putnam Blended Index†
Average Annual Return, Percent	[6]	11.50%	9.18%	9.18%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		16.33%	15.88%	13.66%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		3.38%	(1.07%)	1.66%
George Putnam Blended Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[7]	George Putnam Blended Index†
Average Annual Return, Percent	[7]	11.50%	9.18%	9.18%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		16.33%	15.88%	13.66%

[1]
†	The George Putnam Blended Index is comprised of 60% S&P 500 Index and 40% Bloomberg U.S. Aggregate Index.

[2]
†	The George Putnam Blended Index is comprised of 60% S&P 500 Index and 40% Bloomberg U.S. Aggregate Index.

[3]
†	The George Putnam Blended Index is comprised of 60% S&P 500 Index and 40% Bloomberg U.S. Aggregate Index.

[4]
†	The George Putnam Blended Index is comprised of 60% S&P 500 Index and 40% Bloomberg U.S. Aggregate Index.

[5]
†	The George Putnam Blended Index is comprised of 60% S&P 500 Index and 40% Bloomberg U.S. Aggregate Index.

[6]
†	The George Putnam Blended Index is comprised of 60% S&P 500 Index and 40% Bloomberg U.S. Aggregate Index.

[7]
†	The George Putnam Blended Index is comprised of 60% S&P 500 Index and 40% Bloomberg U.S. Aggregate Index.